Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 1,664,188	$ 1,634,393	$ 1,591,601
Cost of goods sold	(1,229,202)	(1,217,738)	(1,228,112)
Gross profit	434,986	416,655	363,489
Selling expense	(34,337)	(33,623)	(31,009)
General and administrative expense	(130,092)	(128,930)	(99,909)
Net impairment losses on financial assets	479	(398)	(1,224)
Fair value loss on sale of accounts receivable, net	(4,012)	(4,620)	(6,113)
Other operating income	1,087	2,304	402
Operating income	268,111	251,388	225,636
Finance cost, net	(22,561)	(26,175)	(22,244)
Foreign exchange (loss)/gain, net	(45,101)	20,846	(11,981)
Derivative financial instrument gain/(loss), net	41,841	(22,441)	10,967
Other non-operating income	2,552	0	0
Income before income taxes	244,842	223,618	202,378
Income tax expense	(59,403)	(57,544)	(47,134)
Net income	$ 185,439	$ 166,074	$ 155,244
Earnings per share of common stock:
Basic earnings per share (in usd per share)	$ 1.01	$ 0.95	$ 0.89
Diluted earnings per share (in usd per share)	$ 1.01	$ 0.95	$ 0.89
Weighted average number of common stock - basic (in shares)	183,351,506	175,362,465	175,362,465
Weighted average number of common stock - diluted (in shares)	183,463,266	175,362,465	175,362,465